Subsequent Events (Details) - USD ($)					12 Months Ended
	Feb. 28, 2026	Feb. 27, 2026	Sep. 06, 2024	Sep. 29, 2023	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Share issued				30,000
Aggregate value (in Dollars)			$ 2,067,766			$ 10,000
Number of shares deposited in escrow account					936,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued		8,670,000
Price share, (in Dollars per share)		$ 1
Aggregate value (in Dollars)		$ 8,670,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Fair value share issuances estimated (in Dollars)	$ 1,366,839
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued	1,321,399
Number of shares deposited in escrow account		8,670,000
Term of subject to forfeiture		36 months
Seven Arrows Supply Chain Limited [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Equity interest, percentage		51.00%